Cover	Dec. 15, 2022
Cover [Abstract]
Entity Registrant Name	Black Bird Biotech, Inc.
Entity Central Index Key	0001409999
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 15, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0521119
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-52828
Entity Address Address Line 1	3505 Yucca Drive
Entity Address Address Line 2	Suite 104
Entity Address City Or Town	Flower Mound
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75028
City Area Code	833
Local Phone Number	223-4204